PARENT COMPANY FINANCIAL DATA, Condensed Balance Sheets (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017		Dec. 31, 2016
Assets [Abstract]
Other assets	$ 3,085	$ 2,928	[1]	$ 4,207
Total Assets	470,854	406,618	[1]	374,917
Liabilities and stockholders' equity [Abstract]
Long term subordinated debt	9,713	9,676	[1]	9,605
Other liabilities	3,027	3,071	[1]	2,959
Total liabilities	422,653	377,499	[1]	345,884
Shareholders' equity	48,201	29,119	[1]	29,033
Total Liabilities and Stockholders' Equity	$ 470,854	406,618	[1]	374,917
Parent Company [Member]
Assets [Abstract]
Cash and demand deposits		263		779
Investment in bank subsidiary		38,018		37,897
Other assets		667		12
Total Assets		38,948		38,688
Liabilities and stockholders' equity [Abstract]
Long term subordinated debt		9,676		9,605
Other liabilities		153		50
Total liabilities		9,829		9,655
Shareholders' equity		29,119		29,033
Total Liabilities and Stockholders' Equity		$ 38,948		$ 38,688

[1]	Derived from Carolina Trust BancShares, Inc.'s audited financial statements included in its 2017 Annual Report on Form 10-K.